Premises And Equipment (Rent Commitments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Premises And Equipment [Abstract]
2016	$ 295
2017	320
2018	321
2019	322
2020	324
Thereafter	1,183
Total	$ 2,765